Shareholder Fees {- Fidelity Series Government Bond Index Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Series Government Bond Index Fund PRO-04 | Fidelity Series Government Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none